CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income (loss)	$ 240	[1]	$ 2,153	$ 580
Items that may be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	(329)	[2]	(139)	168
Insurance finance reserve	86	[2]	0	0
Foreign currency translation	(682)	[2]	(385)	163
Net investment and cash flow hedges	674	[2]	234	(245)
Equity accounted investments	2	[2]	(16)	6
Taxes on the above items	(33)	[2]	17	(70)
Reclassification to profit or loss	55	[2]	52	85
Other comprehensive income that will be reclassified to profit or loss, net of tax	(227)	[2]	(237)	107
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations	127	[2]	345	(139)
Fair value through other comprehensive income	(240)	[2]	235	100
Taxes on the above items	9	[2]	(60)	4
Total other comprehensive income (loss)	(331)	[2]	283	72
Comprehensive income (loss)	(91)	[2]	2,436	652
Attributable to:
Limited partners	(7)	[2]	322	(55)
Non-controlling interests attributable to:
Redemption-exchange units	(5)	[2]	285	(47)
Special limited partners	0	[2]	157	0
BBUC exchangeable shares	(22)	[2]	0	0
Preferred securities	27	[2]	0	0
Interest of others in operating subsidiaries	(84)	[2]	1,672	754
Comprehensive income (loss)	$ (91)	[2]	$ 2,436	$ 652

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[2]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.